Balance Sheet Components (Inventories) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet Components [Abstract]
Raw materials	$ 549.5	$ 482.8
Work in process	298.4	310.0
Finished goods	803.5	864.1
Inventories	$ 1,651.4	$ 1,656.9